Details of Certain Consolidated Balance Sheet Captions	12 Months Ended
Dec. 31, 2011
Details of Certain Consolidated Balance Sheet Captions [Abstract]
Details of Certain Consolidated Balance Sheet Captions
DETAILS OF CERTAIN CONSOLIDATED BALANCE SHEET CAPTIONS
The following tables present financial information of certain consolidated balance sheet captions.
Accounts Receivable, net — Accounts receivable, net were:

	December 31,
	2011	2010
	(Amounts in thousands)
Trade receivables	$1,028,316	$811,311
Other receivables	52,284	46,887
Less: allowance for doubtful accounts	(20,351)	(18,632)
Accounts receivable, net	$1,060,249	$839,566

Property, Plant and Equipment, net — Property, plant and equipment, net were:

	December 31,
	2011	2010
	(Amounts in thousands)
Land	$68,685	$69,306
Buildings, improvements, furniture and fixtures	583,028	564,986
Machinery, equipment, capital leases and construction in progress	667,025	629,668
Gross property, plant and equipment	1,318,738	1,263,960
Less: accumulated depreciation	(719,992)	(682,715)
Property, plant and equipment, net	$598,746	$581,245

Accrued Liabilities — Accrued liabilities were:

	December 31,
	2011	2010
	(Amounts in thousands)
Wages, compensation and other benefits	$197,698	$207,445
Commissions and royalties	33,639	34,756
Customer advance payments	358,698	315,515
Progress billings in excess of accumulated costs	20,475	71,327
Warranty costs and late delivery penalties	70,187	57,248
Sales and use tax	11,623	14,103
Income tax	21,467	15,179
Other	94,814	102,264
Accrued liabilities	$808,601	$817,837

"Other" accrued liabilities include professional fees, lease obligations, insurance, interest, freight, restructuring charges, accrued cash dividends payable, legal and environmental matters, derivative liabilities and other items, none of which individually exceed 5% of current liabilities. See Note 7 for additional information on our restructuring charges.
Retirement Obligations and Other Liabilities — Retirement obligations and other liabilities were:

	December 31,
	2011	2010
	(Amounts in thousands)
Pension and postretirement benefits	$190,114	$173,388
Deferred taxes	47,037	50,323
Deferred compensation	7,637	8,386
Insurance accruals	10,541	9,350
Legal and environmental	31,010	33,305
Uncertain tax positions	111,861	120,737
Other	24,270	18,783
Retirement obligations and other liabilities	$422,470	$414,272